Shareholder Report, Holdings (Details)	May 31, 2025
C000018356 | Microsoft Corp8694418
Holdings [Line Items]
Percent of Total Investments	5.20%
C000018356 | NVIDIA Corp8694449
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018356 | Broadcom Inc8694208
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018356 | Meta Platforms Inc8694413
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018356 | Apple Inc8694168
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018356 | Amazon.com Inc8694151
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018356 | Alphabet Inc8694147
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018356 | Visa Inc8694595
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018356 | Johnson & Johnson8694375
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018356 | JPMorgan Chase & Co8694377
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018356 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018356 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018356 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018356 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018356 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018356 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018356 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018356 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000018356 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000018356 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018356 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000018356 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000018356 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000018358 | Microsoft Corp8693417
Holdings [Line Items]
Percent of Total Investments	5.40%
C000018358 | Apple Inc8693175
Holdings [Line Items]
Percent of Total Investments	4.10%
C000018358 | Meta Platforms Inc8693411
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018358 | NVIDIA Corp8693447
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018358 | U.S. Treasury Bill8693126
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018358 | JPMorgan Chase & Co8693376
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018358 | Broadcom Inc8693203
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018358 | Amazon.com Inc8693164
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018358 | Visa Inc8693575
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018358 | Alphabet Inc8693161
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018358 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018358 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018358 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018358 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018358 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018358 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018358 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018358 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018358 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000018358 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000018358 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000018358 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000018358 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000018358 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018358 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018357 | Microsoft Corp8692588
Holdings [Line Items]
Percent of Total Investments	6.20%
C000018357 | NVIDIA Corp8692665
Holdings [Line Items]
Percent of Total Investments	5.70%
C000018357 | Apple Inc8691837
Holdings [Line Items]
Percent of Total Investments	5.30%
C000018357 | Amazon.com Inc8691793
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018357 | Meta Platforms Inc8692577
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018357 | Broadcom Inc8691940
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018357 | Alphabet Inc8691788
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018357 | Tesla Inc8692958
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018357 | Berkshire Hathaway Inc8691905
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018357 | Alphabet Inc8691790
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018357 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018357 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018357 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018357 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018357 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018357 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018357 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018357 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000018357 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000018357 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000018357 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000018357 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018357 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000134335 | Microsoft Corp8706044
Holdings [Line Items]
Percent of Total Investments	6.70%
C000134335 | NVIDIA Corp8706088
Holdings [Line Items]
Percent of Total Investments	6.50%
C000134335 | Apple Inc8705665
Holdings [Line Items]
Percent of Total Investments	5.90%
C000134335 | Amazon.com Inc8705647
Holdings [Line Items]
Percent of Total Investments	3.80%
C000134335 | Meta Platforms Inc8706035
Holdings [Line Items]
Percent of Total Investments	2.80%
C000134335 | Broadcom Inc8705704
Holdings [Line Items]
Percent of Total Investments	2.20%
C000134335 | Alphabet Inc8705644
Holdings [Line Items]
Percent of Total Investments	2.00%
C000134335 | Tesla Inc8706221
Holdings [Line Items]
Percent of Total Investments	1.90%
C000134335 | Berkshire Hathaway Inc8705689
Holdings [Line Items]
Percent of Total Investments	1.80%
C000134335 | Alphabet Inc8705645
Holdings [Line Items]
Percent of Total Investments	1.60%
C000134335 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134335 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000134335 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000134335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000134335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000134335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000134335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000109763 | AppLovin Corp8704753
Holdings [Line Items]
Percent of Total Investments	1.50%
C000109763 | Spotify Technology SA8703522
Holdings [Line Items]
Percent of Total Investments	1.40%
C000109763 | MicroStrategy Inc8702960
Holdings [Line Items]
Percent of Total Investments	1.20%
C000109763 | Snowflake Inc8703495
Holdings [Line Items]
Percent of Total Investments	0.90%
C000109763 | CRH PLC8704532
Holdings [Line Items]
Percent of Total Investments	0.90%
C000109763 | Cheniere Energy Inc8704418
Holdings [Line Items]
Percent of Total Investments	0.80%
C000109763 | Marvell Technology Inc8702919
Holdings [Line Items]
Percent of Total Investments	0.70%
C000109763 | Cloudflare Inc8704452
Holdings [Line Items]
Percent of Total Investments	0.70%
C000109763 | ROBLOX Corp8703380
Holdings [Line Items]
Percent of Total Investments	0.70%
C000109763 | Robinhood Markets Inc8703379
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109763 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109763 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000109763 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109763 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000109763 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109763 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000109763 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109763 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000109763 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000109763 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000109763 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000109763 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000109763 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000109763 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109763 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018361 | National Fuel Gas Co8696778
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018361 | Casella Waste Systems Inc8697098
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | CommVault Systems Inc8697134
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Sprouts Farmers Market Inc8696647
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018361 | Exelixis Inc8697274
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018361 | Ensign Group Inc/The8697313
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018361 | Badger Meter Inc8697038
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018361 | Banco Latinoamericano de Comercio Exterior SA8697039
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018361 | Casey's General Stores Inc8697099
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018361 | Merit Medical Systems Inc8696752
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018361 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018361 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018361 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018361 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018361 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018361 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018361 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018361 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018361 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000018361 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000018361 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018361 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000018361 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000111997 | Columbia Banking System Inc8698373
Holdings [Line Items]
Percent of Total Investments	1.10%
C000111997 | Old National Bancorp/IN8698606
Holdings [Line Items]
Percent of Total Investments	1.10%
C000111997 | Encompass Health Corp8698409
Holdings [Line Items]
Percent of Total Investments	1.00%
C000111997 | Delek US Holdings Inc8698395
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Jackson Financial Inc8698528
Holdings [Line Items]
Percent of Total Investments	0.80%
C000111997 | Astec Industries Inc8698280
Holdings [Line Items]
Percent of Total Investments	0.80%
C000111997 | WESCO International Inc8698791
Holdings [Line Items]
Percent of Total Investments	0.70%
C000111997 | Lincoln National Corp8698554
Holdings [Line Items]
Percent of Total Investments	0.70%
C000111997 | FMC Corp8698447
Holdings [Line Items]
Percent of Total Investments	0.70%
C000111997 | Comerica Inc8698374
Holdings [Line Items]
Percent of Total Investments	0.70%
C000111997 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000111997 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000111997 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111997 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000111997 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111997 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111997 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000111997 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111997 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000111997 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000111997 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000111997 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000111997 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000018359 | ExlService Holdings Inc8693774
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018359 | Ensign Group Inc/The8693761
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018359 | RBC Bearings Inc8693977
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018359 | Kinsale Capital Group Inc8693864
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018359 | Axon Enterprise Inc8693665
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Casey's General Stores Inc8693707
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Matador Resources Co8693887
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Pool Corp8693954
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018359 | Tyler Technologies Inc8694059
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018359 | Balchem Corp8693670
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018359 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018359 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018359 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018359 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018359 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018359 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018359 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018359 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018359 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000018359 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000018359 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018359 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000018359 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000198133 | Microsoft Corp8707931
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198133 | Apple Inc8707831
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198133 | NVIDIA Corp8707941
Holdings [Line Items]
Percent of Total Investments	3.60%
C000198133 | Meta Platforms Inc8707928
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198133 | Alphabet Inc8707821
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198133 | Amazon.com Inc8707824
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198133 | Cisco Systems Inc8707862
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198133 | Visa Inc8708143
Holdings [Line Items]
Percent of Total Investments	1.20%
C000198133 | AT&T Inc8707835
Holdings [Line Items]
Percent of Total Investments	1.20%
C000198133 | Philip Morris International Inc8708106
Holdings [Line Items]
Percent of Total Investments	1.10%
C000198133 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198133 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000198133 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198133 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000198133 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198133 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198133 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000198133 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000198133 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000198133 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000198133 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000198133 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000198133 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000036888 | Verizon Communications Inc8699513
Holdings [Line Items]
Percent of Total Investments	2.00%
C000036888 | Cisco Systems Inc8699443
Holdings [Line Items]
Percent of Total Investments	1.90%
C000036888 | AT&T Inc8699431
Holdings [Line Items]
Percent of Total Investments	1.80%
C000036888 | Johnson & Johnson8699476
Holdings [Line Items]
Percent of Total Investments	1.70%
C000036888 | Amdocs Ltd8699427
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036888 | Altria Group Inc8699426
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036888 | Gilead Sciences Inc8699466
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036888 | Comcast Corp8699446
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036888 | Bank of New York Mellon Corp/The8699434
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036888 | eBay Inc8699452
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036888 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036888 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000036888 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000036888 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000036888 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000036888 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000036888 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000036888 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000036888 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000036888 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000036888 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000036888 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000036888 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000160603 | Cisco Systems Inc8705128
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160603 | AT&T Inc8705114
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160603 | Verizon Communications Inc8705197
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160603 | Johnson & Johnson8705155
Holdings [Line Items]
Percent of Total Investments	1.30%
C000160603 | Novartis AG8705233
Holdings [Line Items]
Percent of Total Investments	1.30%
C000160603 | Endesa SA8705249
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160603 | Comcast Corp8705132
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160603 | Koninklijke Ahold Delhaize NV8705469
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160603 | eBay Inc8705137
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160603 | Imperial Brands PLC8705266
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160603 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160603 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160603 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160603 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160603 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160603 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160603 | France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160603 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160603 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000160603 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000160603 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000160603 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000018354 | Roche Holding AG8686229
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018354 | SAP SE8686372
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018354 | Continental AG8686307
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018354 | Wolters Kluwer NV8687587
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018354 | Reckitt Benckiser Group PLC8686593
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018354 | Teleperformance SE8686526
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018354 | Samsung Electronics Co Ltd8687506
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018354 | Taiwan Semiconductor Manufacturing Co Ltd8687787
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018354 | Bayer AG8686303
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018354 | AIA Group Ltd8686628
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018354 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018354 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018354 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018354 | France
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018354 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018354 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000018354 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018354 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000018354 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018354 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018354 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018354 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018354 | China
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000054521 | AP Moller - Maersk A/S8697629
Holdings [Line Items]
Percent of Total Investments	1.30%
C000054521 | Flow Traders Ltd8698078
Holdings [Line Items]
Percent of Total Investments	1.30%
C000054521 | AIA Group Ltd8697718
Holdings [Line Items]
Percent of Total Investments	1.20%
C000054521 | Continental AG8697592
Holdings [Line Items]
Percent of Total Investments	1.10%
C000054521 | Burberry Group PLC8697686
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054521 | SAP SE8697618
Holdings [Line Items]
Percent of Total Investments	0.90%
C000054521 | SES SA8697674
Holdings [Line Items]
Percent of Total Investments	0.90%
C000054521 | Reckitt Benckiser Group PLC8697706
Holdings [Line Items]
Percent of Total Investments	0.90%
C000054521 | Dollarama Inc8697490
Holdings [Line Items]
Percent of Total Investments	0.80%
C000054521 | KT&G Corp8697999
Holdings [Line Items]
Percent of Total Investments	0.80%
C000054521 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000054521 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000054521 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000054521 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000054521 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000054521 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000054521 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000054521 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000054521 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000054521 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000054521 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000054521 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000054521 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030145 | Taiwan Semiconductor Manufacturing Co Ltd8685614
Holdings [Line Items]
Percent of Total Investments	6.10%
C000030145 | Tencent Holdings Ltd8685388
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030145 | Alibaba Group Holding Ltd8685770
Holdings [Line Items]
Percent of Total Investments	1.80%
C000030145 | Naspers Ltd8685903
Holdings [Line Items]
Percent of Total Investments	1.70%
C000030145 | Emaar Properties PJSC8685305
Holdings [Line Items]
Percent of Total Investments	1.40%
C000030145 | Samsung Electronics Co Ltd8685523
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030145 | Hana Financial Group Inc8685485
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030145 | Contemporary Amperex Technology Co Ltd8685323
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030145 | Piraeus Financial Holdings SA8685684
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030145 | Itau Unibanco Holding SA8685890
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030145 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030145 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030145 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000030145 | China
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000030145 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030145 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030145 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030145 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030145 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030145 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030145 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030145 | India
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000039813 | Towd Point Mortgage Trust8695920
Holdings [Line Items]
Percent of Total Investments	0.70%
C000039813 | U.S. Treasury Bills8695621
Holdings [Line Items]
Percent of Total Investments	0.60%
C000039813 | FHLMC STACR REMIC Trust8696504
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | FHLMC STACR REMIC Trust8696500
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | FHLMC STACR REMIC Trust8696496
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | Connecticut Avenue Securities Trust8696120
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | Sesac Finance LLC8696439
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | GRACIE POINT INTERNATIONAL FUNDING8696127
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | SLM Private Credit Student Loan Trust8696156
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | Structured Asset Investment Loan Trust8695916
Holdings [Line Items]
Percent of Total Investments	0.40%
C000039813 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000039813 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039813 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000039813 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000039813 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039813 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039813 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000039813 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000039813 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039813 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039813 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000039813 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000039813 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000039813 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000039813 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000039813 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000018355 | U.S. Treasury Notes8689301
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018355 | U.S. Treasury Notes8688695
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018355 | U.S. Treasury Bonds8689307
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018355 | U.S. Treasury Bonds8689309
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018355 | U.S. Treasury Notes8689299
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018355 | U.S. Treasury Notes8689304
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018355 | U.S. Treasury Bills8689295
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018355 | U.S. Treasury Notes8689305
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018355 | UMBS8688566
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018355 | U.S. Treasury Notes8688697
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018355 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018355 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018355 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018355 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018355 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018355 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018355 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018355 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018355 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018355 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018355 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018355 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018355 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018355 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000018355 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018355 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000018355 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018355 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018355 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018355 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018352 | CCO Holdings LLC8686182
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018352 | X Corp., Tranche B-3 Term Loan, 1st Lien8687811
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018352 | 1261229 BC8688179
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018352 | DISH Network8686394
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018352 | Zayo Group Holdings8687436
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | TransDigm8687280
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Medline Borrower LP8686789
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Voya CLO8688012
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | LifeScan Global Corporation, Initial Term Loan, 1st Lien8687633
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | CCO Holdings LLC8686183
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018352 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018352 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018352 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000018352 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018352 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018352 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000018352 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018352 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018352 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000018352 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018352 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018352 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018352 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018352 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018352 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000018352 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018352 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112815 | U.S. Treasury Bonds8695593
Holdings [Line Items]
Percent of Total Investments	4.90%
C000112815 | U.S. Treasury Bonds8695588
Holdings [Line Items]
Percent of Total Investments	2.40%
C000112815 | U.S. Treasury Notes8695549
Holdings [Line Items]
Percent of Total Investments	2.30%
C000112815 | U.S. Treasury Bonds8695592
Holdings [Line Items]
Percent of Total Investments	2.30%
C000112815 | U.S. Treasury Bonds8695562
Holdings [Line Items]
Percent of Total Investments	2.00%
C000112815 | U.S. Treasury Bonds8695578
Holdings [Line Items]
Percent of Total Investments	2.00%
C000112815 | U.S. Treasury Bonds8695591
Holdings [Line Items]
Percent of Total Investments	1.80%
C000112815 | U.S. Treasury Bonds8695573
Holdings [Line Items]
Percent of Total Investments	1.60%
C000112815 | U.S. Treasury Bonds8695564
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112815 | U.S. Treasury Bonds8695587
Holdings [Line Items]
Percent of Total Investments	0.90%
C000112815 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112815 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112815 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000112815 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112815 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000112815 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112815 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112815 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000112815 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000112815 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112815 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112815 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000112815 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112815 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000112815 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112815 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112815 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112815 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018351 | U.S. Treasury Bonds8699628
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018351 | Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide8699756
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018351 | Bank of America8699834
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018351 | Comcast8699873
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018351 | U.S. Treasury Notes8699630
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018351 | U.S. Treasury Bonds8700077
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | Comcast8699874
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | JPMorgan Chase8699715
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide8700576
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | AbbVie8699761
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018351 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018351 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018351 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000018351 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018351 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018351 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018351 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018351 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000018351 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000018351 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018351 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018351 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000018351 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018351 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018351 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018351 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096276 | U.S. Treasury Notes8701554
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096276 | U.S. Treasury Notes8701553
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096276 | U.S. Treasury Bills8700958
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096276 | U.S. Treasury Bills8700959
Holdings [Line Items]
Percent of Total Investments	1.00%
C000096276 | U.S. Treasury Bills8700960
Holdings [Line Items]
Percent of Total Investments	1.00%
C000096276 | U.S. Treasury Notes8700956
Holdings [Line Items]
Percent of Total Investments	1.00%
C000096276 | Truist Bank8701387
Holdings [Line Items]
Percent of Total Investments	0.90%
C000096276 | JPMorgan Chase8701567
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | Morgan Stanley8701569
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | Wells Fargo8701577
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096276 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096276 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000096276 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096276 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000096276 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000096276 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000096276 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096276 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096276 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096276 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000096276 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096276 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000096276 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000096276 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000096276 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000096276 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000096276 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000096276 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018353 | Malaysia Government Bond8708642
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018353 | Indonesia Treasury Bond8708615
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018353 | U.S. Treasury Notes8709003
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018353 | Republic of South Africa Government Bond8708712
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018353 | Mexican Bonos8709087
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018353 | Peru Government Bond8709088
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Petroleos Mexicanos8708945
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Republic of South Africa Government Bond8708716
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Republic of South Africa Government International Bond8708605
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Mexican Bonos8708672
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018353 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018353 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018353 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018353 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018353 | Romania
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018353 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018353 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018353 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018353 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018353 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018353 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018353 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000036889 | U.S. Treasury Inflation Indexed Bonds8696521
Holdings [Line Items]
Percent of Total Investments	6.80%
C000036889 | U.S. Treasury Inflation Indexed Bonds8696522
Holdings [Line Items]
Percent of Total Investments	6.70%
C000036889 | U.S. Treasury Inflation-Protected Securities8696538
Holdings [Line Items]
Percent of Total Investments	6.40%
C000036889 | U.S. Treasury Inflation-Protected Securities8696534
Holdings [Line Items]
Percent of Total Investments	6.20%
C000036889 | U.S. Treasury Inflation-Protected Securities8696535
Holdings [Line Items]
Percent of Total Investments	6.00%
C000036889 | U.S. Treasury Inflation-Protected Securities8696527
Holdings [Line Items]
Percent of Total Investments	6.00%
C000036889 | U.S. Treasury Inflation-Protected Securities8696528
Holdings [Line Items]
Percent of Total Investments	5.90%
C000036889 | U.S. Treasury Inflation-Protected Securities8696525
Holdings [Line Items]
Percent of Total Investments	5.40%
C000036889 | U.S. Treasury Inflation-Protected Securities8696531
Holdings [Line Items]
Percent of Total Investments	5.30%
C000036889 | U.S. Treasury Inflation-Protected Securities8696532
Holdings [Line Items]
Percent of Total Investments	5.30%
C000036889 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000144225 | U.S. Treasury Notes8706497
Holdings [Line Items]
Percent of Total Investments	6.00%
C000144225 | U.S. Treasury Notes8706326
Holdings [Line Items]
Percent of Total Investments	5.60%
C000144225 | U.S. Treasury Notes8706323
Holdings [Line Items]
Percent of Total Investments	5.20%
C000144225 | U.S. Treasury Notes8706320
Holdings [Line Items]
Percent of Total Investments	4.20%
C000144225 | U.S. Treasury Notes8706324
Holdings [Line Items]
Percent of Total Investments	3.50%
C000144225 | U.S. Treasury Notes8706496
Holdings [Line Items]
Percent of Total Investments	2.90%
C000144225 | U.S. Treasury Notes8706327
Holdings [Line Items]
Percent of Total Investments	2.50%
C000144225 | U.S. Treasury Notes8706321
Holdings [Line Items]
Percent of Total Investments	2.20%
C000144225 | UMBS8706767
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144225 | UMBS8706766
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144225 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144225 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000144225 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144225 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144225 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144225 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144225 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144225 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144225 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144225 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144225 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144225 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000144225 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144225 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000144225 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144225 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000144225 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000144225 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144225 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144225 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000150792 | U.S. Treasury Notes8706793
Holdings [Line Items]
Percent of Total Investments	1.10%
C000150792 | U.S. Treasury Notes8706790
Holdings [Line Items]
Percent of Total Investments	1.00%
C000150792 | U.S. Treasury Bonds8706794
Holdings [Line Items]
Percent of Total Investments	1.00%
C000150792 | U.S. Treasury Notes8707800
Holdings [Line Items]
Percent of Total Investments	0.90%
C000150792 | U.S. Treasury Notes8707802
Holdings [Line Items]
Percent of Total Investments	0.60%
C000150792 | Bank of America8707165
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150792 | U.S. Treasury Notes8706791
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150792 | Goldman Sachs Group8707646
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150792 | U.S. Treasury Bonds8706795
Holdings [Line Items]
Percent of Total Investments	0.40%
C000150792 | Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide8706872
Holdings [Line Items]
Percent of Total Investments	0.40%
C000150792 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150792 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150792 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000150792 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150792 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000150792 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150792 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000150792 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150792 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000150792 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000150792 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150792 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000150792 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150792 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000150792 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000150792 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081914 | Microsoft Corp8699247
Holdings [Line Items]
Percent of Total Investments	5.30%
C000081914 | NVIDIA Corp8699277
Holdings [Line Items]
Percent of Total Investments	5.10%
C000081914 | Apple Inc8698972
Holdings [Line Items]
Percent of Total Investments	4.70%
C000081914 | Amazon.com Inc8698954
Holdings [Line Items]
Percent of Total Investments	3.00%
C000081914 | Meta Platforms Inc8699241
Holdings [Line Items]
Percent of Total Investments	2.20%
C000081914 | Broadcom Inc8699004
Holdings [Line Items]
Percent of Total Investments	1.80%
C000081914 | Alphabet Inc8698951
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081914 | Interest Rate Swap 4.35% 11/02/20318699418
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081914 | Tesla Inc8699370
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081914 | Berkshire Hathaway Inc8698994
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081914 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081914 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081914 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081914 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081914 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081914 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081914 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000081914 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000081914 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000081914 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000081914 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000081914 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000081914 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000081914 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081914 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000081914 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000081914 | Cross-Currency Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081914 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081914 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102014 | U.S. Treasury Inflation-Protected Securities8701738
Holdings [Line Items]
Percent of Total Investments	18.00%
C000102014 | U.S. Treasury Inflation-Protected Securities8701735
Holdings [Line Items]
Percent of Total Investments	14.50%
C000102014 | U.S. Treasury Inflation-Protected Securities8701736
Holdings [Line Items]
Percent of Total Investments	2.80%
C000102014 | U.S. Treasury Bills8709749
Holdings [Line Items]
Percent of Total Investments	2.10%
C000102014 | U.S. Treasury Inflation-Protected Securities8701733
Holdings [Line Items]
Percent of Total Investments	2.00%
C000102014 | Exxon Mobil Corp8702337
Holdings [Line Items]
Percent of Total Investments	1.80%
C000102014 | U.S. Treasury Bills8709761
Holdings [Line Items]
Percent of Total Investments	1.40%
C000102014 | U.S. Treasury Bills8709748
Holdings [Line Items]
Percent of Total Investments	1.40%
C000102014 | U.S. Treasury Notes8709815
Holdings [Line Items]
Percent of Total Investments	1.20%
C000102014 | Microsoft Corp8702511
Holdings [Line Items]
Percent of Total Investments	1.10%
C000102014 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000102014 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102014 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102014 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000102014 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000102014 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102014 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000102014 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000102014 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000102014 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102014 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102014 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102014 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102014 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102014 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.40%